Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Feb. 01, 2014		Feb. 02, 2013		Nov. 04, 2013 Botswana Diamond Polishing Factory Acquisition	Feb. 01, 2014 Botswana Diamond Polishing Factory Acquisition	May 15, 2013 Ultra Acquisition	Oct. 29, 2012 Ultra Acquisition	Feb. 01, 2014 Ultra Acquisition	Feb. 02, 2013 Ultra Acquisition	Oct. 29, 2012 Ultra Acquisition Initial	May 15, 2013 Ultra Acquisition Final Payment
Business Acquisition [Line Items]
Total consideration					$ 9.1
Property, plant and equipment acquired					5.5
Goodwill acquired	2.2	[1]	24.6	[1]	3.6
Business acquisition cash paid, initial						9.1			(1.4)	56.7	56.7	55.3
Business acquisition, cash acquired								1.5
Business acquisition, working capital adjustment								1.4
Refund from the initial consideration paid							1.4
Acquisition-related expenses								$ 3.0

[1]	See Note 14 for additional discussion of the goodwill recorded by the Company during Fiscal 2014 and Fiscal 2013.